UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4429

Dreyfus U.S. Treasury Long Term Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/05

FORM N-Q
Item 1. Schedule of Investments.
DREYFUS U.S. TREASURY LONG TERM FUND Statement of Investments September 30, 2005 (Unaudited)
	Principal
	Amount ($)		Value ($)

Bonds and Notes - 97.9%
U.S. Government Agencies/Mortgage-Backed- 3.6%
Small Business Administration,
Ser. 2005-P10A, Cl. AN, 4.638%, 2/10/2015	2,972,719		2,976,913

U.S. Treasury Bonds - 65.0%
5.25%, 2/15/2029	7,565,000		8,249,103
5.25, 11/15/2028	11,410,000		12,432,450
6%, 2/15/2026	1,500,000		1,769,520
6.125%, 11/15/2027	3,500,000		4,224,185
6.25%, 2/15/2023	1,650,000		2,141,387
7.25%, 8/15/2022	3,500,000		4,574,045
7.625%, 2/15/2025	10,175,000		14,049,843
8%, 11/15/2021	5,175,000		7,165,357
			54,605,890
U.S. Treasury Notes -29.3%
2.75%, 7/31/2006	900,000	a	890,614
3.5%, 8/15/2009	4,265,000	a	4,158,546
4.25%, 8/15/2013	8,770,000	a	8,742,602
4.75%, 5/15/2014	9,000,000	a	9,274,860
6.5%, 2/15/2010	1,445,000	a	1,574,934
			24,641,556
Total Bonds and Notes
(cost $80,667,960)			82,224,359

	Face Amount
	Covered by
Options - 0.0%	Contracts ($)		Value ($)
Put Options;
U.S. Treasury Notes, 4.25%, 8/15/2015
November 2005 @ 100.09375
(cost $18,063)	1,700,000		8,102

Other Investment-1.1%	Shares		Value ($)
Registered Investment Company;
Dryefus Institutional Preferred Plus Money Market Fund
(cost $902,000)	902,000	b	902,000

	Prinicipal
Short Term Investment - .1%	Amount ($)		Value ($)
U.S. Treasury Bills;
3.15%, 12/15/2005
(cost $99,304)	100,000 c		99,345

	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned- 30.3%
Registered Investment Company:
Dreyfus Institutional Cash Advantage Fund
(cost $25,449,282)	25,449,282	b	25,449,282

Total Investment (cost $107,136,609)	129.4%		108,683,088
Liabilities, Less Cash and Receivables	-29.4%		(24,678,983)
Net Assets	100.0%		84,004,105

a	All or a portion of these securities are on loan. At September 30, 2005, the total market value of the portfolio's securities on loan is $24,641,556 and the total market value of the collateral held by the portfolio is $25,449,282.
b	Investments in affiliated money market mutual funds.
c	Held by a broker as collateral for open financial futures position.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS U.S. TREASURY LONG TERM FUND
Statement of Financial Futures
September 30, 2005 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2005 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	31	3,407,578	December 2005	(8,719)
U.S. Treasury 30 Year Bonds	17	1,944,906	December 2005	(10,625)

Financial Futures Short
U.S. Treasury 5 Year Notes	111	11,861,391	December 2005	71,953
				52,609

DREYFUS U.S. TREASURY LONG TERM FUND
Statement of Options Written
September 30, 2005 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options:
U.S. Treasury Notes, 4.25%, 8/15/2015
December 2005 @ 102.796875	4,170,000	4,670
U.S. Treasury Notes, 4.25%, 8/15/2015
November 2005 @ 101.546875
	3,400,000	5,047
Put Options;
U.S. Treasury Notes, 4.25%, 8/15/2015
December 2005 @ 98.046875	4,170,000	24,978

(Premiums received $ 47,871)		34,695

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Long Term Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)